Foreclosed Assets - Real estate owned activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Foreclosed Assets
Beginning balance	$ 2,334,560	$ 2,334,560	$ 2,334,560	$ 0
Loans transferred to real estate owned	0	0	0	2,087,809
Capitalized expenditures	0	0	0	0
Direct write-downs	0	0	0	0
Sales of real estate owned	0	0	0	0
Ending balance	$ 2,334,560	$ 2,334,560	$ 2,334,560	$ 2,334,560